INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2021
INVENTORIES
Schedule of Inventories table text block

	December 31	December 31
($ millions)	2021	2020
Crude oil(1)	1 501	1 429
Refined products	1 820	1 322
Materials, supplies and merchandise	789	866
	4 110	3 617
(1)	Includes $110 million of inventories held for trading purposes (2020 – $154 million), which are measured at fair value less costs to sell based on Level 1 and Level 2 fair value inputs.